Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Fair Values of Available-for-sale (AFS) Instruments
Securities lending	2017	2016
Carrying amount of transferred financial assets	4,987	4,262
Fair value of cash collateral received	3,277	3,633
Fair value of non-cash collateral received	1,847	1,077
Net exposure	(138)	(448)

Non-cash collateral that can be sold or repledged in the absence of default	1,550	991
Non-cash collateral that has been sold or transferred	-	-

Summary of Carrying Amount of Financial Assets

49.1 Transferred financial assets that have not been derecognized in their entirety

The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2017
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	114	5.805	54	384

Carrying amount of associated liabilities	122	5,929	55	93

	2016
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	226	5,298	20	194

Carrying amount of associated liabilities	242	5,400	21	204

Summary of Reverse Repurchase Agreements

Reverse repurchase agreements	2017	2016
Cash paid for reverse repurchase agreements	4,859	4,075
Fair value of non-cash collateral received	4,885	4,103
Net exposure	(25)	(27)

Non-cash collateral that can be sold or repledged in the absence of default	4,166	3,288
Non-cash collateral that has been sold or transferred	-	-

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts

The following tables present the carrying amount of collateral pledged and the corresponding amounts.

Assets pledged for general account and contingent liabilities	2017	2016
General account (contingent) liabilities	5,588	6,440
Collateral pledged	6,951	8,115
Net exposure	(1,363)	(1,675)

Non-cash collateral that can be sold or repledged by the counterparty	-	-

Assets pledged for repurchase agreements	2017	2016
Cash received on repurchase agreements	1,373	1,489
Collateral pledged (transferred financial assets)	1,370	1,477
Net exposure	3	12

Residential mortgage- backed securities [member]
Schedule of Fair Values of Available-for-sale (AFS) Instruments

The following table shows the breakdown of Aegon USA’s RMBS available-for-sale (AFS) portfolio.

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
GSE guaranteed	1,025	270	-	-	-	1,295	1,298
Prime jumbo	-	-	-	5	124	130	136
Alt-A	-	33	20	8	277	337	437
Negative amortization floaters	-	-	-	-	502	502	584
Other housing	-	9	17	30	397	453	530
At December 31, 2017	1,025	312	37	43	1,300	2,717	2,985

Of which insured	-	-	24	5	146	175	166

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
GSE guaranteed	771	500	-	-	-	1,272	1,271
Prime jumbo	-	1	1	11	170	182	194
Alt-A	-	39	27	11	403	479	572
Negative amortization floaters	-	-	-	1	679	679	712
Other housing	-	50	71	43	519	683	745
At December 31, 2016	771	589	98	65	1,771	3,295	3,494

Of which insured	-	-	43	8	203	254	237

Commercial mortgage- backed securities (CMBSs) [member]
Schedule of Fair Values of Available-for-sale (AFS) Instruments	The fair values of Aegon USA’s available-for-sale (AFS) CMBS instruments were determined as follows:

	Level II	Level III	Total 2017	Level II	Level III	Total 2016
CMBS	3,372	3	3,375	5,337	3	5,340

Asset backed securities [member]
Schedule of Fair Values of Available-for-sale (AFS) Instruments

The fair values of Aegon USA, Aegon the Netherlands and Aegon UK available-for-sale (AFS) ABS instruments were determined as follows:

	Level II	Level III	Total 2017	Level II	Level III	Total 2016
ABSs	3,411	903	4,314	4,880	1,309	6,188